Operating segments - Summary of single operating segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Disclosure of operating segments [line items]
Revenue	$ 66,053	$ 63,216
RxCrossroads
Disclosure of operating segments [line items]
Revenue	63,909	60,853
Others
Disclosure of operating segments [line items]
Revenue	$ 2,144	$ 2,363